Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 371,013	$ 75,968
Restricted cash and cash equivalents		29,764	22,738
Accounts receivable, net of allowances		198,273	121,098
Related party receivable		5,253	2,240
Other assets and prepaid expenses		29,405	23,587
Total current assets		633,708	245,631
Non-current assets
Other assets		4,658	3,597
Restricted cash and cash equivalents		10,000	20,459
Property and equipment, net		16,171	13,717
Intangible assets, net		35,424	31,412
Goodwill		38,733	38,894
Total non-current assets		104,986	108,079
TOTAL ASSETS		738,694	353,710
Current liabilities
Accounts payable and accrued expenses		45,609	25,335
Travel suppliers payable		174,817	102,237
Related party payable		84,364	71,006
Loans and other financial liabilities		8,220	7,179
Deferred Revenue		30,113	29,095
Other liabilities		39,751	48,684
Contingent liabilities		4,732	3,613
Total current liabilities		387,606	287,149
Non-current liabilities
Other liabilities		1,015	1,411
Contingent liabilities		7,115	22,413
Related party liability		125,000	125,000
Total non-current liabilities		133,130	148,824
TOTAL LIABILITIES		520,736	435,973
SHAREHOLDERS' EQUITY / (DEFICIT)
Common stock	[1]	253,535	6
Additional paid-in capital		316,444	312,155
Other reserves		(728)	(728)
Accumulated other comprehensive income		16,323	16,286
Accumulated losses		(367,616)	(409,982)
Total Shareholders' Equity / (Deficit) attributable to Despegar.com, Corp.		217,958	(82,263)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY / (DEFICIT)		$ 738,694	$ 353,710

[1]	Represents 58,518 shares issued at $0.0001 and 10,579 shares issued at $26.00 and outstanding at December 31, 2017 and 58,518 shares issued at $0.0001 and outstanding at December 31, 2016.